Impairments - Fair Value of Impaired Assets and Associated Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net properties plants and equipment held for use before tax loss	$ 265	$ 1,604
Equity method investments of assets before tax loss	399	645
Cost method investments of assets before tax loss	8
Net properties plants and equipment held for sale before tax loss		43
Before-Tax Loss Included in Discontinued Operations	471	1,699	66
Fair value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net PP&E held for use	162	307
Equity method investments	274	735
Cost method investments	2
Net PP&E held for sale		23
Fair value [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net PP&E held for use
Equity method investments
Cost method investments	2
Net PP&E held for sale		5
Fair value [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net PP&E held for use	162	307
Equity method investments	274	735
Cost method investments
Net PP&E held for sale		18
Net PP&E (held for use) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Before-Tax Loss Included in Discontinued Operations	1	1,508
Equity method investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Before-Tax Loss Included in Discontinued Operations	4
Cost method investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Before-Tax Loss Included in Discontinued Operations
Net PP&E (held for sale) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Before-Tax Loss Included in Discontinued Operations		$ 43